Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency items	$ (69)	$ 1,486	$ 3,354
Current-period change, Foreign currency items	3,390	(1,555)	(1,868)
Ending balance, Foreign currency items	3,321	(69)	1,486
Beginning balance, Defined benefit pension plans	(963)	(853)	(849)
Current-period change, Defined benefit pension plans	285	(110)	(4)
Ending balance, Defined benefit pension plans	(678)	(963)	(853)
Beginning balance, Accumulated other comprehensive income (loss)	(1,032)	633	2,505
Current-period change, Accumulated other comprehensive income (loss)	3,675	(1,665)	(1,872)
Ending balance, Accumulated other comprehensive income (loss)	$ 2,643	$ (1,032)	$ 633